SUPPLEMENT dated May 11, 1998 to PROSPECTUS dated
                  September 16, 1997,
           as supplemented January 13, 1998


               Kopp Emerging Growth Fund

Capitalized terms have the same meaning here as they do
                  in the Prospectus.



        PRIOR PERFORMANCE OF INVESTMENT ADVISOR

     The following information updates the information contained on pages 6-7 of the Prospectus.



     The  following  tables and charts  show  Advisor's
historical  composite performance data for all  actual,
fee  paying, discretionary private accounts managed  by
Advisor,   for   the  periods  indicated,   that   have
investment objectives, policies, strategies, and  risks
substantially  similar to those  of  the  Fund.   Since
inception of Advisor through March 1998, these accounts
have shown an annual return of approximately 30%.   The
private   accounts  that  are  included  in   Advisor's
composite are not subject to the same types of expenses
to  which  the Fund is subject nor to the specific  tax
restrictions and investment limitations imposed on  the
Fund  by the Code and the 1940 Act.  Consequently,  the
performance results for Advisor's composite could  have
been   adversely  affected  if  the  private   accounts
included  in  the  composite  had  been  regulated   as
investment   companies  under  the  federal   tax   and
securities laws.

     Advisor's   performance   information   has   been
calculated in accordance with recommended standards  of
the  Association for Investment Management and Research
("AIMR"),  retroactively applied to all  time  periods.
All returns presented were calculated on a total return
basis  and include all dividends and interest, if  any,
accrued  income,  if any, and realized  and  unrealized
gains and losses.  All returns reflect the deduction of
investment  advisory fees, brokerage  commissions,  and
execution  costs  paid  by Advisor's  private  accounts
without  provision for federal or state  income  taxes.
Custodial  fees,  if  any, were  not  included  in  the
calculation.   If  custodial fees  had  been  included,
Advisor's  performance  would have  been  lower.   Also
excluded  from  the  returns  are  expenses  and  fees,
including the advisory fee and any sales charges,  that
an   investor  in  the  Fund  will  bear,   since   the
performance  data  presented  does  not  represent  the
performance  of the Fund or an investment therein.   If
such  expenses  and fees were included,  the  Advisor's
performance   would   have  been   lower.    Cash   and
equivalents are included in performance returns.  Total
return  is  calculated monthly in accordance  with  the
"time-weighted" rate of return method provided  for  by
the  AIMR standards, accounted for on a trade-date  and
accrual  basis.  No leveraged positions were  utilized.
Principal  additions and withdrawals  are  weighted  in
computing  the monthly returns based on the  timing  of
these   transactions.    The   monthly   returns    are
geometrically linked to derive annual total returns.

     Also  included  in  the first table  below  is  an
annual measure of Advisor's composite dispersion.   The
measure   of   composite  dispersion  illustrates   the
internal risk associated with accounts included in the composite.

          The following data is provided to illustrate the past performance of Advisor in managing accounts which are substantially similar to the Fund as measured against specified market indices and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of the future performance of the Fund or Advisor.


          Private Account Performance History

                                               Annual   Annual
     Year  1st Qtr  2nd Qtr  3rd Qtr  4th Qtr  Return   Dispers
                                                          ion

     1990        *       *  -26.89%   28.72%         *      *
     1991   32.80%   4.35%   10.68%   31.51%   101.42%   47.3%
     1992  -10.76%  -4.18%   17.49%   33.80%    34.43%   27.5%
     1993   -2.37%  30.38%   21.19%    2.74%    58.49%   22.9%
     1994  -10.53%  -6.70%   22.14%   23.52%    25.95%   12.6%
     1995    5.32%  17.00%   13.96%   -7.16%    30.37%   10.4%
     1996   -0.37%   9.54%    1.12%    0.20%    10.58%    9.2%
     1997  -16.48%  26.12%   21.04%  -21.58%    -0.02%    7.8%
     1998    5.29%       *        *        *        *        *
     1 Year Rate of Return                      -0.02%    7.8%
     (12/31/96 - (12/31/97)
     3 Year Rate of Return - Annualized         12.96%
     (12/31/94 - 12/31/97)
     5 Year Rate of Return - Annualized         23.53%
     (12/31/92 - 12/31/97)
     Since Inception - Annualized               30.45%
     6/30/90 - 12/31/97)

     * Not applicable

                Growth of a Unit Value
         June 30, 1990 through March 31, 1998

     The graphic on page 3 of the Prospectus Supplement contains a chart which plots the growth of $10,000 invested on June 30, 1990. The graphic compares the Advisor's composite performance of this investment to the Russell 2000. The plot points for the graphic are as follows (numbers are in thousands):



     Time Period                Advisor      Russell 2000

                06-30-90        $ 10.00         $10.00
    06-30-90 to 09-30-90           7.31           7.49
    09-30-90 to 12-31-90           9.41           7.82
    12-31-90 to 03-31-91          12.50          10.11
    03-31-91 to 06-30-91          13.04           9.90
    06-30-91 to 09-30-91          14.43          10.65
    09-30-91 to 12-31-91          18.98          11.23
    12-31-91 to 03-31-92          16.94          12.05
    03-31-92 to 06-30-92          16.23          11.15
    06-30-92 to 09-30-92          19.07          11.41
    09-30-92 to 12-31-92          25.52          13.07
    12-31-92 to 03-31-93          24.91          13.55
    03-31-93 to 06-30-93          32.48          13.80
    06-30-93 to 09-30-93          39.36          14.96
    09-30-93 to 12-31-93          40.44          15.29
    12-31-93 to 03-31-94          36.18          14.85
    03-31-94 to 06-30-94          33.76          14.21
    06-30-94 to 09-30-94          41.23          15.14
    09-30-94 to 12-31-94          50.93          14.80
    12-31-94 to 03-31-95          53.64          15.42
    03-31-95 to 06-30-95          62.76          16.77
    06-30-95 to 09-30-95          71.52          18.35
    09-30-95 to 12-31-95          66.40          18.68
    12-31-95 to 03-31-96          66.15          19.56
    03-31-96 to 06-30-96          72.46          20.50
    06-30-96 to 09-30-96          73.28          20.48
    09-30-96 to 12-31-96          73.42          21.44
    12-31-96 to 03-31-97          61.32          20.26
    03-31-97 to 06-30-97          77.34          23.44
    06-30-97 to 09-30-97          93.61          26.83
    09-30-97 to 12-31-97          73.41          25.84
    12-31-97 to 03-31-98          77.30          28.42

     Advisor Composite Performance (US$)
     RUSSELL 2000 (US$)

         Average Annualized Return in Percent

   Period Ending
 December 31, 1997     Advisor Composite        Russell 2000
                          Performance
       1 Year                -0.02%                20.52%
       2 Years                5.14%                17.61%
       3 Years               12.96%                20.41%
       4 Years               16.07%                14.02%
       5 Years               23.53%                14.61%
       6 Years               25.29%                14.90%
       7 Years               34.11%                18.63%
  Since Inception*           30.45%                13.49%
_______________________

 *June 30, 1990.


               Annualized Rate of Return
        June 30, 1990 through December 31, 1997

     The graphic on page 4 of the Prospectus Supplement contains a bar chart which shows the annualized rate of return from June 30, 1990 through December 31, 1997 for the Advisor composite versus the NASDAQ OTC Index, the Russell 2000 and the S&P 500 Index. The annualized rate of return for the Advisor composite was 30.45% versus 17.71%, 13.49% and 17.34% for the NASDAQ OTC
Index, the Russell 2000 Index and the S&P 500 Index, respectively.

           FUND ORGANIZATION AND MANAGEMENT

     The following information supplements the information contained on page 9 of the Prospectus.


Distributor

     The Distributor from time to time will pay fees to, and sponsor business seminars for, qualifying brokers for certain services or activities that are primarily intended to result in sales of Class A shares. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to luxury urban or resort locations within or outside the United States for meetings or seminars of a business nature. Brokers may elect to receive cash incentives of equivalent amounts in lieu of such payments.

                ADDITIONAL INFORMATION

     The following information amends the information contained on the inside back cover of the Prospectus.

Officers

     Effective February 9, 1998, Donald B. Cornelius resigned as the Chief Financial Officer of the Corporation. LeRoy C. Kopp has been appointed to serve in such position until the election and qualification of his successor.

 Please retain this Supplement with the Prospectus for
                   future reference.